DISCONTINUED OPERATIONS - Disposal (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Results of discontinued operation
Revenue	₽ 494,926	₽ 470,605	₽ 446,238
Profit before tax	77,583	68,238	78,354
Attributable tax expense	1,003	(1,935)	(1,525)
Net income attributable to discontinued operations	616	2,528	(55,177)
Preludium B.V.
Results of discontinued operation
Revenue		36,675	28,826
Expenses		(28,564)	(22,094)
Profit before tax		8,111	6,732
Attributable tax expense		(2,018)	(1,575)
Profit/(Loss) for the period		6,093	5,157
Loss on disposal	2,101	(5,499)
Currency revaluation loss on deferred consideration	154	(30)
Earn-out revaluation - fair value measurement	645	48
Earn-out revaluation - Currency revaluation gain/(loss)	(27)	(80)
Net income attributable to discontinued operations	2,873	532	5,157
Cash flows from (used in) discontinued operation
Net cash (used in)/provided by operating activities		17,343	16,773
Net cash provided by/(used in) investing activities	2,998	(13,046)	(15,724)
Net cash provided by/(used in) financing activities		(1,114)	(1,057)
NVision Group
Results of discontinued operation
Revenue	10,051	12,898	10,792
Expenses	(11,305)	(14,263)	(12,026)
Profit before tax	(1,254)	(1,365)	(1,234)
Attributable tax expense	(1,003)	(83)	(50)
Profit/(Loss) for the period	(2,257)	(1,448)	(1,284)
Net income attributable to discontinued operations	(2,257)	(1,448)	(1,284)
Cash flows from (used in) discontinued operation
Net cash (used in)/provided by operating activities	(1,466)	(55)	(645)
Net cash provided by/(used in) investing activities	664	347	(551)
Net cash provided by/(used in) financing activities	₽ 748	₽ (372)	₽ 1,220